SMALLCAP WORLD FUND INC
SMALLCAP WORLD FUND
SMALLCAP World Fund® Prospectus Supplement (for prospectus dated December 1, 2013)
The table in the summary section of the prospectus under the heading "Annual fund operating expenses" in the "Fees and expenses of the fund" section is amended in its entirety as follows:
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SMALLCAP WORLD FUND INC	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.21%	0.99%	0.99%	0.50%	none	0.98%	0.74%	0.50%	0.25%	none	none
Other expenses	0.25%	0.25%	0.29%	0.18%	0.18%	0.34%	0.36%	0.35%	0.29%	0.34%	0.22%	0.48%	0.26%	0.18%	0.13%	0.08%
Total annual fund operating expenses	1.13%	1.89%	1.93%	1.07%	0.82%	1.19%	1.99%	1.98%	1.43%	0.98%	1.84%	1.86%	1.40%	1.07%	0.77%	0.72%

Keep this supplement with your prospectus.